INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
4. INTANGIBLE ASSETS

Intangible assets consist of the Company’s trademarks with indefinite useful life. The intangible asset was $20,555 and $20,547 as of September 30, 2015 and December 31, 2014, respectively.

4. INTANGIBLE ASSETS Intangible assets consist of the Company’s trademarks with indefinite useful life. The intangible assets were $20,547 and $0 as of December 31, 2014 and 2013, respectively.